Fair Value Measurements - Schedule of Financial Liabilities Measured at Fair Value Using Significant Unobservable Inputs on a Recurring Basis (Details) - Level 3 [Member] - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Schedule of Financial Liabilities Measured at Fair Value Using Significant Unobservable Inputs on a Recurring Basis [Line Items]
Beginning balance	$ 614,680	$ 6,297,127	$ 4,773,934
Issuances	2,044,103	506,921	86,700
Changes in fair value recognized in earnings	725,348	19,391,611	1,436,493
Reclassifications to equity upon debt conversion		(25,580,979)
Balance ending	3,384,131	614,680	6,297,127
Warrant Liabilities [Member]
Schedule of Financial Liabilities Measured at Fair Value Using Significant Unobservable Inputs on a Recurring Basis [Line Items]
Beginning balance	614,680	582,170	713,414
Issuances		506,921
Changes in fair value recognized in earnings	725,348	365,162	(131,244)
Reclassifications to equity upon debt conversion		(839,573)
Balance ending	1,340,028	614,680	582,170
Embedded Derivatives [Member]
Schedule of Financial Liabilities Measured at Fair Value Using Significant Unobservable Inputs on a Recurring Basis [Line Items]
Beginning balance		5,714,957	4,060,520
Issuances	2,044,103		86,700
Changes in fair value recognized in earnings		19,026,449	1,567,737
Reclassifications to equity upon debt conversion		(24,741,406)
Balance ending	$ 2,044,103		$ 5,714,957